Note 10 - Other Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Other Fixed Assets (Details) [Line Items]
Property, Plant and Equipment, Other, Gross	$ 5,727	$ 5,674
Property, Plant and Equipment, Other, Accumulated Depreciation	4,326	4,207
Depreciation	757	6,429	11,458
General and Administrative Expense [Member]
Note 10 - Other Fixed Assets (Details) [Line Items]
Depreciation	$ 120	$ 335	$ 1,052